OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities [Abstract]
Schedule of Other Liabilities
Other liabilities are as follows:

	December 31,
	2020	2019

Severance pay liability	$1,556	$1,493
Deferred revenue	263	268
Deferred VAT	10,319	-
Deferred wage tax and social security	13,100	-
Other	446	-
Total other liabilities	$25,684	$1,761